Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities
Net Income	$ 6,110	$ 32,518	$ 31,928
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities
Depreciation	41,059	40,385	40,343
Amortization of deferred financing costs (note 7)	5,732	1,386	1,250
Change in fair value of derivative instruments (note 14)	(1,944)	(14,302)	(9,725)
Amortization of intangible liability	(2,119)	(2,119)	(2,119)
Settlements of derivative instruments which do not qualify for hedge accounting (note 14)	2,801	14,045	18,402
Share based compensation (note 15)	177	360	460
Decrease (increase) in accounts receivable and other assets	9,458	3,836	(810)
(Increase) in inventory	(553)
Increase (decrease) in accounts payable and other liabilities	7,225	(1,772)	3,958
Increase in unearned revenue	462
Unrealized foreign exchange (gain) loss	(11)	7	11
Net Cash Provided by Operating Activities	60,903	74,344	83,698
Cash Flows from Investing Activities
Cash paid for vessels (note 4)	(55,162)
Settlements and termination of derivative instruments which do not qualify for hedge accounting (note 14)	(22,146)	(14,045)	(18,402)
Cash paid for other assets	(7)	(2)
Cash paid for intangible assets		(43)
Cash paid for drydockings	(2,765)	(2,553)	(5,914)
Net Cash Used in Investing Activities	(80,080)	(16,643)	(24,316)
Cash Flows from Financing Activities
Repayment of credit facility (note 9)	(366,366)	(59,310)	(57,936)
Deferred financing costs incurred (note 7)	(15,779)		(1,115)
Variation in restricted cash (note 13)	3		3,024
Net Cash Provided by (Used in) Financing Activities	27,936	(59,310)	(59,051)
Net Increase (Decrease) in Cash and Cash Equivalents	8,759	(1,609)	331
Cash and Cash Equivalents at Start of Year	24,536	26,145	25,814
Cash and Cash Equivalents at End of Year	33,295	24,536	26,145
Supplemental Information
Total interest paid	26,298	18,782	20,105
Total income tax paid	80	78	69
10.0 % First Priority Secured Notes Due 2019 [Member]
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities
Amortization of original issue discount (note 9)	1,082
Cash Flows from Financing Activities
Proceeds from issuance of secured notes (note 9)	413,700
Series A Preferred Shares [Member]
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities
Gain on redemption of Series A Preferred Shares (note 13)	(8,576)
Cash Flows from Financing Activities
Redemption of Series A Preferred Shares (note 13)	(36,400)		(3,024)
Series B Preferred Shares [Member]
Cash Flows from Financing Activities
Net proceeds from issuance of Series B Preferred Shares (note 13)	33,892
Series B Preferred Shares - dividends paid (note 13)	$ (1,114)